Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) [Line Items]
Uninsured cash balance	$ 0		$ 0		$ 308,474
Total assets			138,484		700,268
Impairment charge of intangible assets	$ 0		$ 0		$ 2,043,111	$ 688,127
Weighted average life of the intangible assets			8 years 6 months 3 days		8 years 21 days
Amortization expense			$ 46,855	$ 94,130	$ (876,459)	95,115
Impairment charge of goodwill					$ 1,433,815	1,035,795
Management fee percentage			20.00%		20.00%
Revenue percentage	80.00%		80.00%		80.00%
Contract occur percentage			100.00%		100.00%
Promotional discounts amount			$ 9.99		$ 9.99
Free trials amount			99		99
Deferred revenue	$ 342,609		342,609			80,000
Allowance for doubtful accounts			0
Inventory on hand value	112,398		112,398		404,970	106,403
Reserve for obsolescence			275,596
Dividend yield
Marketable equity securities					0	0
Other expenses					11,742	0
Amortization expense					$ 483,484	348,186
Investment term					2 years
Weighted average maturity term					1 year
Impairment debt						62,733
Impairment of equity security					$ 50,000	102,096
impairment charge		$ 249,586		$ 257,117	2,043,011	688,127
Deferred revenue					299,409	234,159
Valuation allowance					399,058	0
Product obsolescence					399,058	$ 0
Deemed dividend					3,187,906
Conversion amount					2,000,000
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			500		500
Fixed fees			5,000		10,000
Branded challenges			10,000		10,000
Branded articles			2,500		2,500
Total gross contract	500		$ 500		$ 500
Fixed fees percentage			20.00%		20.00%
Net revenue			$ 100		$ 100
Vesting period			1 year		1 year
Investment term						1 year
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients			$ 7,500		$ 7,500
Fixed fees			60,000		110,000
Branded challenges			25,000		25,000
Branded articles			10,000		10,000
Total gross contract	100,000		$ 100,000		$ 100,000
Fixed fees percentage			25.00%		25.00%
Net revenue			$ 25,000		$ 25,000
Vesting period			3 years		3 years
Investment term						3 years
Accounts Receivable [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Bad debt expense	$ 25,198		$ 25,198		$ 398,130	$ 110,805
Allowance for doubtful accounts					585,077	186,147
Impairment Charges [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
impairment charge					$ 50,000	$ 487,365